UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22085

Tortoise Total Return Fund, LLC
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

TORTOISE TOTAL RETURN FUND, LLC

2007 Annual Report

Tortoise Total Return Fund, LLC
SCHEDULE OF INVESTMENTS

	December 31, 2007
	Shares	Value
Master Limited Partnerships and Related Companies - 99.9% (1)
Crude/Refined Products Pipelines - 6.8% (1)
NuStar Energy L.P.	14,800	$788,840
Spectra Energy Partners, LP	24,600	589,416
		1,378,256

Natural Gas/Natural Gas Liquids Pipelines - 71.4% (1)
Boardwalk Pipeline Partners, LP	21,025	653,877
El Paso Pipeline Partners, L.P.	20,000	501,000
Enterprise GP Holdings L.P.	322,146	11,925,845
TC PipeLines, LP	38,925	1,409,085
		14,489,807

Natural Gas Gathering/Processing - 14.4% (1)
Copano Energy L.L.C.(2)	62,952	1,986,136
MarkWest Energy Partners, L.P.	27,900	942,462
		2,928,598

Propane Distribution - 3.4% (1)
Inergy, L.P.	14,500	450,950
Inergy Holdings, L.P.	5,738	248,054
		699,004

Shipping - 3.9% (1)
K-Sea Transportation Partners L.P.	21,800	782,402

Total Master Limited Partnerships and Related Companies (Cost $20,872,788)		20,278,067

Short-Term Investment - 0.5% (1)
First American Government Obligations Fund - Class Y, 4.531%(3) (Cost $106,097)	106,097	106,097

Total Investments - 100.4% (1) (Cost $20,978,885)		20,384,164
Liabilities in Excess of Cash and Other Assets - (0.4%) (1)		(90,457)
Total Members' Capital - 100.0% (1)		$20,293,707

(1) Calculated as a percentage of members' capital.
(2) Fair valued security represents a total market value of $1,986,136 which represents 9.8% of members' capital. This security is deemed to be restricted; see Note 5 to the financial statements for further disclosure.
(3) Rate indicated is the current yield as of December 31, 2007.

See accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
STATEMENT OF FINANCIAL CONDITION

December 31, 2007
Assets
Investments at value (cost $20,978,885)	$20,384,164
Interest and dividends receivable	469
Prepaid expenses and other assets	49,279
Total assets	$20,433,912

Liabilities and Members' Capital
Payable to Adviser	$64,960
Accrued expenses and other liabilities	75,245
Total liabilities	140,205
Members' capital (21,200.195 units outstanding)	20,293,707
Total liabilities and members' capital	$20,433,912
Membership unit value (members' capital divided by
units outstanding at end of period)	$957.24

See accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
STATEMENT OF OPERATIONS
Period from June 29, 2007 (1) through December 31, 2007

Investment Income
Distributions from master limited partnerships	$ 434,529
Less return of capital on distributions	(377,852)
Net distributions from master limited partnerships	56,677
Interest	46,085
Dividends from money market mutual funds	28,626
Total Investment Income	131,388

Operating Expenses
Advisory fees	131,504
Professional fees	98,136
Administrator fees	63,699
Amortization of offering costs	38,615
Registration fees	12,739
Directors' fees	9,123
Reports to members	2,645
Custodian fees and expenses	791
Other expenses	13,054
Total Operating Expenses	370,306
Less expense reimbursement	(108,484)
Net Expenses	261,822
Net Investment Loss	(130,434)

Realized and Unrealized Loss on Investments
Net realized loss on investments	(42,653)
Net unrealized depreciation of investments	(594,722)
Net Realized and Unrealized Loss on Investments	(637,375)

Net Decrease in Members' Capital Resulting from Operations	$ (767,809)

(1) Commencement of Operations.

See accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL

Period from June 29, 2007 (1) through December 31, 2007

Operations
Net investment loss	$(130,434)
Net realized loss on investments	(42,653)
Net unrealized depreciation of investments	(594,722)
Net decrease in members' capital resulting from operations	(767,809)
Capital Transactions
Proceeds from issuance of 21,030.195 units	21,000,000
Net increase in members' capital resulting from capital transactions	21,000,000
Total increase in members' capital	20,232,191
Members' Capital
Beginning of period	61,516
End of period	$20,293,707

(1) Commencement of Operations.

See accompanying Notes to the Financial Statements.

Tortoise Total Return Fund, LLC
FINANCIAL HIGHLIGHTS
Period from June 29, 2007 (1) through December 31, 2007

Per Unit Data (2)
Initial offering price	$ 1,000.00
Income (loss) from Investment Operations:
Net investment loss	(6.29)
Net realized and unrealized loss on investments	(36.47)
Total decrease from investment operations	(42.76)
Membership Unit Value, end of period	$ 957.24
Total Investment Return (3)	(4.28)%

Supplemental Data and Ratios
Members' capital, end of period (000's)	$ 20,294
Ratio of expenses to average members' capital before expense reimbursement (4)	3.64%
Ratio of expenses to average members' capital after expense reimbursement (4)	2.57%
Ratio of net investment loss to average members' capital before expense reimbursement (4)	(2.35)%
Ratio of net investment loss to average members' capital after expense reimbursement (4)	(1.28)%
Portfolio turnover rate (4)	4.36%

(1) Commencement of Operations.
(2) Information presented relates to a unit outstanding for the entire period.
(3) Not annualized for periods less than a year. Total investment return is calculated assuming the purchase of a unit at the initial offering price and a sale at the membership unit value, end of period.
(4) Annualized.

See accompanying Notes to the Financial Statements.

TORTOISE TOTAL RETURN FUND, LLC
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2007

1.	Organization

Tortoise Total Return Fund, LLC (the "Company"), organized as a Delaware limited liability company on May 17, 2007, was created to provide an efficient vehicle for institutions to gain exposure to the energy infrastructure sector, primarily publicly traded master limited partnerships (MLPs) and their affiliates.  The Company is a non-diversified closed-end management investment company under the Investment Company Act of 1940.  The Company intends to be treated as a partnership for federal income tax purposes.  The business and affairs of the Company are managed by the Board of Directors, a majority of which are not interested persons of the Adviser or its affiliates.  The Company commenced operations on June 29, 2007.

2.	Significant Accounting Policies

A. Use of Estimates– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Investment Valuation– The Company primarily owns securities that are listed on a securities exchange. The Company values those securities at their last sale price on that exchange on the valuation date.  If the security is listed on more than one exchange, the Company will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or NASDAQ on such day, the security will be valued at the mean between bid and ask price on such day.

The Company also intends to invest in restricted securities.  Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit the Company’s ability to dispose of them. Investments in restricted securities and other securities for which market quotations are not readily available will be valued in good faith by using fair value procedures approved by the Board of Directors.  Such fair value procedures consider factors such as securities with similar yields, quality, type of issue, coupon and rating.  If events occur that will affect the value of the Company’s portfolio securities before the membership unit value has been calculated (a “significant event”), the portfolio securities so affected will generally be priced using a fair value procedure.

The Company generally values short-term debt securities at prices based on market quotations for such securities, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

C. Security Transactions and Investment Income– Security transactions are accounted for on the date the securities are purchased or sold (trade date).  Realized gains and losses are reported on an identified cost basis.  Interest income, if any, is recognized on the accrual basis, including amortization of premiums and accretion of discounts.  Dividend and distribution income is recorded on the ex-dividend date.  Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP.  Investment income and return of capital is recorded based on estimates made at the time such distributions are received.  Such estimates are based on historical information available from each MLP and other industry sources.  These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Company.  For the period from June 29, 2007 (commencement of operations) through December 31, 2007, the Company estimated that approximately 87 percent of the distributions from MLPs would be treated as return of capital and approximately 13 percent would be treated as investment income.

D. Distributions to Members– Initially, the Company does not intend to make regular distributions to its members.  Rather, the Company intends to reinvest any amounts received as cash or paid-in-kind distributions from its equity investments and interest payments on debt securities in accordance with its investment objective.  The Board of Directors has the ability to change this policy and may decide to pay distributions depending on market conditions.

E.  Capital Accounts andAllocation of Income, Loss and Credits – The Company maintains a separate capital account for each member.  In general, the capital account of each member is increased by the amount of money contributed by the member to purchase units and by any income and gain allocated to the member.  The capital account of each member is reduced by any amounts of money distributed to the member and by any loss allocated to the member.  We generally allocate income, loss and credits to each member in accordance with its percentage interest, including allocations for tax purposes.  A member’s liability is limited to the amount of the member’s capital contribution to the Company.

F.  Unit Issuances andRedemptions - The number of units issued is determined by dividing the total contribution made by the member by the membership unit value as determined at any time within two business days prior to the closing of such issuance in accordance with Section 23(b) of the 1940 Act.  At the discretion of the Board of Directors, liquidity may be provided to members through a tender offer process that could occur as often as quarterly or semi-annually, subject to investment liquidity, the number of members of the Company and other factors.  Units will be repurchased at a price equal to the membership unit value as of the close of the business day on the valuation date.  Repurchases of units from members may be paid, in the discretion of the Board of Directors, in cash, or by the distribution of securities in-kind, or partly in cash and partly in-kind.  The Company generally does not expect to distribute securities in-kind, except in the unlikely event that making a cash payment would result in a material adverse effect on the Company or its members not tendering units for repurchase.  Any in-kind distribution of securities will be valued at fair value in accordance with the terms of the Company’s Operating Agreement and will be distributed to all tendering members on a proportional basis.

G. Federal, State and Local Taxation– The Company intends to be treated as a partnership for federal income tax purposes.  If treated as a partnership for federal income tax purposes, the Company will not be subject to federal income tax.  Instead, each investor will be required to report on its federal income tax returns its allocable share of the Company’s ordinary income or loss, capital gain or loss, credits, tax preferences and other tax items for each tax year of the Company ending within or with such investor’s tax year, however, possibly subject to various limitations on the use of losses and deductions.  In addition to federal income tax consequences, the Company may be subject to various state and local taxes and may be required to withhold amounts from investor distributions for purposes of satisfying state and local tax obligations, and investors may have state and local tax consequences with respect to their investment.  Since the MLPs in which the company invests will likely operate in several states, an investor may have state and local tax reporting in any state in which these MLPs operate.

As of December 31, 2007, the aggregate cost of securities for federal income tax purposes was $20,938,582.  At December 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $257,016, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $811,434 and the net unrealized depreciation was $554,418.

On June 29, 2007, the Company adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority, and if so, the measurement of tax benefit recognized.  The Company has concluded that no provision is required under FIN 48.

H. Organization Expenses and Offering Costs - The Adviser is responsible for paying all organizational expenses (subject to termination of the Expense Reimbursement Agreement with Tortoise Capital Advisors, L.L.C. as described in “Agreements” below). The Company is responsible for paying all offering expenses.  Offering costs of $76,187 were capitalized and are being amortized on a straight-line basis over twelve months following the commencement of operations, as the offering period was determined to be continuous.  Unamortized offering costs amounted to $37,572 as of December 31, 2007.

I. Indemnifications - Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business, the Company may enter into contracts that provide general indemnification to other parties. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred, and may not occur. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Recent Accounting Pronouncement - In September 2006, FASB issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS No. 157 is effective for the Company in the year beginning January 1, 2008. The changes to current U.S. generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Company does not believe the adoption of SFAS No. 157 will have a material quantitative impact on the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in members’ capital for the reporting period.

3.	Concentration of Risk

The Company’s investment objective is to provide members with a high level of long-term total return.  The Company will invest at least 80 percent of total assets (including assets obtained through anticipated leverage) in securities of companies in the energy infrastructure sector. The Company may invest up to 100 percent of total assets in restricted securities purchased directly from issuers.

4.	Agreements

The Company has entered into an Investment Advisory Agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”). Under the terms of the agreement, the Company will pay the Adviser a fee equal to an annual rate of 1.30 percent of the Company's average monthly total assets (including any assets attributable to leverage) minus the sum of accrued liabilities (other than debt entered into for purposes of leverage and the aggregate liquidation preference of outstanding preferred shares, if any) ("Managed Assets"), in exchange for the investment advisory services provided.  The management fee will be paid quarterly within five days after the end of each calendar quarter.

Additionally, the Company entered into an Expense Reimbursement Agreement with the Adviser.  Under the terms of the agreement, the Adviser would bear all of the organizational expenses (“Covered Expenses”) of the Company incurred prior to its commencement of operations (“Commencement”), subject to the Company’s obligation to reimburse the Adviser for such expenses as follows:  (1) in an amount equal to twenty-five percent of Covered Expenses incurred or paid by the Adviser upon the earlier of six months from Commencement or the first closing date that the aggregate subscriptions with respect to the Company (exclusive of seed capital investments) equal or exceed $50,000,000; (2) in an amount equal to twenty-five percent of Covered Expenses incurred or paid by the Adviser upon the earlier of twelve months from Commencement or the first closing date that such subscriptions equal or exceed $100,000,000; (3) in an amount equal to twenty-five percent of Covered Expenses incurred or paid by the Adviser upon the earlier of eighteen months from Commencement or the first closing date that such subscriptions equal or exceed $150,000,000 and (4) in an amount equal to twenty-five percent of Covered Expenses incurred or paid by the Adviser upon the earlier of twenty-four months from Commencement or the first closing date that such subscriptions equal or exceed $200,000,000; provided that Covered Expenses reimbursed would not exceed one percent of the aggregate subscription proceeds received by the Company as of the applicable reimbursement date.  Any Covered Expenses in excess of such one percent limit as of a particular reimbursement date would be reimbursed at the next successive reimbursement date during the term of the agreement, at which the aggregate amount of Covered Expenses payable on such date would not exceed one percent of the amount of aggregate subscriptions received as of such reimbursement date.  The Expense Reimbursement Agreement terminates upon the earlier of two years from the Commencement or the date on which the Adviser has been reimbursed for all Covered Expenses.

On December 31, 2007, the Adviser voluntarily terminated the Expense Reimbursement Agreement and is responsible for bearing all organizational expenses on behalf of the Company.  In connection with this voluntary termination, the Company recorded an expense reimbursement of $108,484 in the accompanying Statement of Operations.

SEI Global Fund Services, Inc. serves as the Company's administrator.  The Company pays the administrator a monthly fee computed at an annual rate of 0.10 percent of the first $250,000,000 of the Company's Managed Assets, 0.08 percent on the next $250,000,000 of Managed Assets and 0.04 percent on the balance of the Company's Managed Assets, subject to a minimum annual fee of $125,000.

U.S. Bank, N.A. serves as the Company's custodian. The Company pays the custodian a monthly fee computed at an annual rate of 0.004 percent of the Company’s portfolio assets.

5.	Restricted Security

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, value per unit and value as percent of members’ capital which the security comprises at December 31, 2007.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Value Per Unit	Value as Percent of Members’ Capital
Copano Energy, L.L.C.	Class E Common Units	62,952	10/19/07	$1,999,985	$31.55	9.8%

The carrying value per unit of unrestricted common units of Copano Energy, L.L.C. (into which the restricted common units are convertible) was $38.99 on August 31, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted Copano Energy, L.L.C. units was obtained by the Company.

6.	Investment Transactions

For the period from June 29, 2007 (commencement of operations) to December 31, 2007, the Company purchased (at cost) and sold securities (at proceeds) in the amount of $22,015,280 and $721,987 (excluding short-term and government securities), respectively.

7.	Members’ Units

The Company has 21,200.195 units authorized and outstanding at December 31, 2007.

Members’ units at June 29, 2007	170.000
Members’ units issued to members	21,030.195
Members’ units at December 31, 2007	21,200.195

Company Officers and Directors (Unaudited)
December 31, 2007

	Position(s) Held		Number of
	with Company,		Portfolios in	Other Board
	Term of Office		Fund Complex	Positions
Name and Year of	and Length of	Principal Occupation	Overseen by	Held by
Birth*	Time Served	During Past Five Years	Director(1)	Director
Independent Directors
Conrad S. Ciccotello (Born 1960)	Director since 2007	Tenured Associate Professor of Risk Management and Insurance, Robinson College of Business, Georgia State University (faculty member since 1999); Director of Graduate Personal Financial Planning Programs; formerly, Editor, “Financial Services Review,” (2001-2007) (an academic journal dedicated to the study of individual financial management); formerly, faculty member, Pennsylvania State University (1997-1999).	6	None
John R. Graham (Born 1945)	Director since 2007
Executive-in-Residence and Professor of Finance (Part-time), College of Business Administration, Kansas State University (has served as a professor or adjunct professor since 1970); Chairman of the Board, President and CEO, Graham Capital Management, Inc., (primarily a real estate development, investment and venture capital company) and Owner of Graham Ventures (a business services and venture capital firm); Part-time Vice President Investments, FB Capital Management, Inc. (a registered investment adviser), since 2007. Formerly, CEO, Kansas Farm Bureau Financial Services, including seven affiliated insurance or financial service companies (1979-2000).
			6	Kansas State Bank
Charles E. Heath (Born 1942)	Director since 2007	Retired in 1999. Formerly, Chief Investment Officer, GE Capital’s Employers Reinsurance Corporation (1989-1999); Chartered Financial Analyst (“CFA”) designation since 1974.	6	None

(1)	This number includes TYG, TYY, TYN, TTO, the Company and a privately-held company. Our Adviser also serves as the investment adviser to TYG, TYY, TYN, TTO and the privately-held company.

*	The address of each director and officer is 10801 Mastin Boulevard, Suite 222, Overland Park, Kansas 66210.

Company Officers and Directors (Unaudited)
December 31, 2007 (Continued)

	Position(s) Held		Number of
	with Company,		Portfolios in	Other Board
	Term of Office		Fund Complex	Positions
Name and Year of	and Length of	Principal Occupation	Overseen by	Held by
Birth*	Time Served	During Past Five Years	Director(1)	Director
Interested Directors and Officers(2)
H. Kevin Birzer (Born 1959)	Director and Chairman of the Board since 2007	Managing Director of our Adviser since 2002; Partner, Fountain Capital Management (1990-present); Vice President, Corporate Finance Department, Drexel Burnham Lambert (1986-1989); formerly, Vice President, F. Martin Koenig & Co., an investment management firm (1983-1986); CFA designation since 1988.	6	None
Terry C. Matlack (Born 1956)	Director and Chief Financial Officer and Assistant Treasurer since 2007	Managing Director of our Adviser since 2002; Full-time Managing Director, Kansas City Equity Partners, L.C. (“KCEP”) (2001-2002); formerly, President, GreenStreet Capital, a private investment firm (1998-2001); CFA designation since 1985.	6	None
David J. Schulte (Born 1961)	President and Chief Executive Officer since 2007	Managing Director of our Adviser since 2002; Full-time Managing Director, KCEP (1993-2002); CFA designation since 1992.	N/A	None
Zachary A. Hamel (Born 1965)	Senior Vice President since 2007	Managing Director of our Adviser since 2002; Partner, Fountain Capital Management (1997-present); CFA designation since 1998.	N/A	None
Kenneth P. Malvey (Born 1965)	Senior Vice President and Treasurer since 2007
Managing Director of our Adviser since 2002; Partner, Fountain Capital Management (2002-present); formerly Investment Risk Manager and member of Global Office of Investments, GE Capital’s Employers Reinsurance Corporation (1996-2002); CFA designation since 1996.
			N/A	None

(1)	This number includes TYG, TYY, TYN, TTO, the Company and a privately-held company. Our Adviser also serves as the investment adviser to TYG, TYY, TYN, TTO and a privately-held company.

(2)	As a result of their respective positions held with our Adviser or its affiliates, these individuals are considered “interested persons” within the meaning of the 1940 Act.

*	The address of each director and officer is 10801 Mastin Boulevard, Suite 222, Overland Park, Kansas 66210.

Additional Information (Unaudited)

Director and Officer Compensation
The Company does not compensate any of its directors who are interested persons nor any of its officers.  For the period ended December 31, 2007, the aggregate compensation paid by the Company to the independent directors was $3,000.  The Company did not pay any special compensation to any of its directors or officers.

Forward-Looking Statements
This report contains “forward-looking statements” within the meaning of the Securities Act of 1933. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements.

Proxy Voting Policies
A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information regarding how the Company voted proxies relating to the portfolio of securities during the period ended June 30, 2007 are available to stockholders (i) without charge, upon request by calling the Company at (913) 981-1020 or toll-free at (866) 362-9331 and (ii) on the SEC’s Web site at www.sec.gov.

Form N-Q
The Company files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Company’s Form N-Q is available without charge upon request by calling the Company at (866) 362-9331 or by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Company’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Statement of Additional Information
The Statement of Additional Information (“SAI”) includes additional information about the Company’s directors and is available upon request without charge by calling the Company at (866) 362-9331 or by visiting the SEC’s Web site at www.sec.gov.

Privacy Policy
In order to conduct its business, the Company collects and maintains certain nonpublic personal information about its unit holders of record with respect to their transactions in shares of the Company’s securities.  This information includes the unit holder’s address, tax identification or Social Security number, share balances, and dividend elections.

We do not disclose any nonpublic personal information about you, the Company’s other unit holders or the Company’s former unit holders to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about the Company’s unit holders to those employees who need to know that information to provide services to our unit holders.  We also maintain certain other safeguards to protect your nonpublic personal information.

Approval of the Investment Advisory Agreement
The Board of Directors, including a majority of the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940, as amended (“Independent Directors”), reviewed and approved the investment advisory agreement on May 23, 2007.  In addition, the investment advisory agreement was approved by the Company’s Unit holders on June 6, 2007.

In considering the approval of the investment advisory agreement, the Board of Directors evaluated information provided by the Adviser and its legal counsel and considered various factors, including the factors discussed below. The Independent Directors did not identify any single factor as being all-important or controlling, and each Independent Director may have attributed different levels of importance to different factors.

Factors Considered

• Services. The Board reviewed the nature, extent and quality of the investment advisory and administrative services proposed to be provided to the Company by the Adviser and found them sufficient to encompass the range of services necessary for the Company’s operation.

• Comparison of Management Fee to Other Firms. The Board reviewed and considered, to the extent publicly available, the management fee arrangements of companies with similar business models.

• Experience of Management Team and Personnel. The Board considered the extensive experience of the members of the Adviser’s investment committee with respect to the specific types of investments the Company proposes to make and their past experience with similar kinds of investments. The Board discussed numerous aspects of the Company’s investment strategy with members of the Adviser’s investment committee and also considered the potential flow of investment opportunities resulting from the numerous relationships of the Adviser’s investment committee and investment professionals within the investment community.

•Provisions of Investment Advisory Agreement. The Board considered the extent to which the provisions of the investment advisory agreement (other than the fee structure which is discussed above) were comparable to the investment advisory agreements of companies with similar business models, including peer group companies, and concluded that its terms were satisfactory and in line with market norms. In addition, the Board concluded that the services to be provided under the investment advisory agreement were reasonably necessary for the Company’s operations, the services to be provided were at least equal to the nature and quality of those provided by others, and the payment terms were fair and reasonable in light of usual and customary charges.

• Payment of Expenses. The Board considered the manner in which the Adviser would be reimbursed for its expenses at cost and the other expenses for which it would be reimbursed under the investment advisory agreement. The Board discussed how this structure was comparable to that of companies with similar business models.

The Directors did not, with respect to their deliberations concerning their approval of the investment advisory agreement, consider the benefits the Adviser may derive for relationships the Adviser may have with brokers through soft dollar arrangements because the Adviser does not employ any such arrangements in rendering its advisory services to the Company.

Conclusions of the Directors

Based on the information reviewed and the discussions among the members of the Board, the Board, including all of the Independent Directors, approved the investment advisory agreement and concluded that the management fee to be paid to the Adviser was reasonable in relation to the services to be provided.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Members
Tortoise Total Return Fund, LLC

We have audited the accompanying statement of financial condition of Tortoise Total Return Fund, LLC (the Company), including the schedule of investments, as of December 31, 2007, and the related statements of operations, changes in members’ capital, and the financial highlights for the period from June 29, 2007 (commencement of operations) through December 31, 2007. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tortoise Total Return Fund, LLC at December 31, 2007, the results of its operations, the changes in its members’ capital, and its financial highlights for the period from June 29, 2007 (commencement of operations) through December 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                    Ernst & Young LLP

Kansas City, Missouri
February 25, 2008

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s President and Chief Executive Officer and its Chief Financial Officer.  The Registrant has not made any amendments to this code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that there is at least one “audit committee financial expert” serving on its audit committee. Mr. Conrad Ciccotello is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  In addition to his experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing or evaluation of financial statements, Mr. Ciccotello has a Ph.D. in Finance.

Item 4. Principal Accountant Fees and Services.

Audit Fees.  For professional services rendered with respect to the audit of the Registrant’s financial statements and review of the Registrant’s statutory and regulatory filings with the Securities and Exchange Commission for the period from May 17, 2007 (date of organization) to December 31, 2007, the Registrant paid its principal accountant fees in the approximate amount of $61,000.  The audit fees for this period are based on amounts billed and expected to be billed by the Registrant’s principal accountant.  The Registrant was formed on May 17, 2007, and thus did not pay its principal accountant any fees prior to that date.

Audit-Related Fees.  The Registrant did not pay its principal accountant any fees for assurance or related services that are reasonably related to the performance of the audit for the period from May 17, 2007 to December 31, 2007.

Tax Fees.  For professional services for tax compliance, tax advice and tax planning for the period from May 17, 2007 to December 31, 2007, the Registrant paid its principal accountant fees in the approximate amount of $28,000.

All Other Fees.  The Registrant did not pay its principal accountant any fees for services other than those described above for the period from May 17, 2007 to December 31, 2007.

Aggregate Non-Audit Fees.  The Registrant paid its principal accountant an aggregate amount of approximately $28,000, as listed above, for non-audit services provided to the Registrant for the period from May 17, 2007 to December 31, 2007.

The audit committee has adopted pre-approval polices and procedures that require the audit committee to pre-approve (i) the selection of the Registrant’s independent registered public accounting firm, (ii) the engagement of the independent registered public accounting firm to provide any non-audit services to the Registrant, (iii) the engagement of the independent registered public accounting firm to provide any non-audit services to the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, and (iv) the fees and other compensation to be paid to the independent registered public accounting firm.  The Chairman of the audit committee may grant the pre-approval of any engagement of the independent registered public accounting firm for non-audit services of less than $10,000, and such delegated pre-approvals will be presented to the full audit committee at its next meeting.  Under certain limited circumstances, pre-approvals are not required under securities law regulations for certain non-audit services below certain de minimus thresholds. Since the adoption of these policies and procedures, the audit committee has pre-approved all audit and non-audit services provided to the Registrant by the principal accountant. None of these services provided by the principal accountant were approved by the audit committee pursuant to the de minimus exception under Rule 2.01(c)(7)(i)(C) or Rule 2.01(c)(7)(ii) of Regulation S-X.  All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

In addition, in the Registrant’s fiscal year ended December 31, 2007, the Adviser incurred approximately $10,000 in fees payable to the principal accountant in connection with determining the Adviser’s compliance with GIPS® standards in 2006, and in addition, in 2006 the Adviser paid the principal accountant fees in the amount of $20,500 in connection with determining the Adviser’s compliance with AIMR-PPS® standards in 2005 and 2004.  Additionally, the Adviser paid the Registrant’s principal accountant in 2007 for general tax consulting services in the amount of $12,000 for services delivered in 2006.  These non-audit services were not required to be preapproved by the Registrant’s audit committee.  No entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant, has paid to, or been billed for fees by, the principal accountant for non-audit services rendered to the Adviser or such entity during 2006 or 2007.  The audit committee has considered whether the principal accountant’s provision of services (other than audit services) to the Registrant, the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides services to the Registrant is compatible with maintaining the principal accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, and is comprised of Mr. Conrad S. Ciccotello, Mr. John R. Graham and Mr. Charles E. Heath.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Copies of the proxy voting policies and procedures of the Registrant and the Adviser are attached hereto as Exhibit 99.VOTEREG and Exhibit 99.VOTEADV, respectively.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Unless otherwise indicated, information is presented as of December 31, 2007.

Portfolio Managers

Management of the Registrant’s portfolio is the responsibility of a team of portfolio managers consisting of H. Kevin Birzer, Terry C. Matlack, David J. Schulte, Zachary A. Hamel and Kenneth P. Malvey, all of whom are Managers of the Adviser, comprise the investment committee of the Adviser and share responsibility for such investment management. All decisions to invest in a portfolio company must be approved by the unanimous decision of the Adviser’s investment committee and any one member of the Adviser’s investment committee can require the Adviser to sell a security or can veto the investment committee’s decision to invest in a security.  Biographical information about each member of the Adviser’s investment committee as of the date of this filing is set forth below.

Name, Age and Address	Positions(s) Held With Registrant and Length of Time Served	Principal Occupation During Past Five Years
H. Kevin Birzer,48 10801 Mastin Blvd. Suite 222 Overland Park, KS 66210	Director and Chairman of the Board of Registrant since its inception
Managing Director of the Adviser since 2002; Partner, Fountain Capital Management, L.L.C. (“Fountain Capital”), a registered investment adviser (1990 – present). Formerly, Vice President, Corporate Finance Department, Drexel Burnham Lambert (1986-1989); and Vice President, F. Martin Koenig & Co. (1983- 1986).

Terry C. Matlack, 52 10801 Mastin Blvd. Suite 222 Overland Park, KS 66210	Director and Chief Financial Officer and Assistant Treasurer of Registrant since its inception
Managing Director of the Adviser since 2002; Full-time Managing Director, Kansas City Equity Partners LC (“KCEP”), a private equity firm (2001- 2002). Formerly, President, GreenStreet Capital (1995 - 2001); CFA designation since 1985

David J. Schulte, 46 10801 Mastin Blvd., Suite 222 Overland Park, KS 66210	President and Chief Executive Officer of Registrant since its inception	Managing Director of the Adviser since 2002; Full-time Managing Director, KCEP (1993-2002); CFA designation since 1992
Zachary A. Hamel, 42 10801 Mastin Blvd., Suite 222 Overland Park, KS 66210	Senior Vice President of Registrant since its inception	Managing Director of the Adviser since 2002; Partner, Fountain Capital (1997-present).
Kenneth P. Malvey, 42 10801 Mastin Blvd., Suite 222 Overland Park, KS 66210	Senior Vice President and Treasurer of Registrant since its inception
Managing Director of the Adviser since 2002; Partner, Fountain Capital (2002-present).  Formerly, Investment Risk Manager and member of the Global Office of Investments, GE Capital’s Employers Reinsurance Corporation (1996 - 2002).

Messrs. Birzer and Matlack also serve as directors of Tortoise North American Energy Corporation (“TYN”), Tortoise Energy Capital Corporation (“TYY”), Tortoise Energy Infrastructure Corporation (“TYG”), Tortoise Gas and Oil Corporation (“TGO”) and Tortoise Power and Energy Income Company (“TPZ”), registered closed-end management investment companies (TPZ has registered as an investment company but not yet commenced operations), as well as Tortoise Capital Resources Corporation (“TTO”), a closed-end management investment company that has elected to be regulated as a business development company.  Messrs. Matlack, Schulte, Hamel and Malvey also serve as officers of TYN, TYY, TTO, TYG, TGO and TPZ.  The Adviser also serves as the investment adviser to TYN, TYY, TTO, TYG, TGO and TPZ.

The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of December 31, 2007:

Name of Manager	Number of Accounts	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
H. Kevin Birzer
Registered investment companies	4	$2,518,178,012	0	—
Other pooled investment vehicles	5	$247,813,619	1	$158,736,560
Other accounts	196	$2,029,931,410	0	—
Zachary A. Hamel
Registered investment companies	4	$2,518,178,012	0	—
Other pooled investment vehicles	5	$247,813,619	1	$158,736,560
Other accounts	196	$2,029,931,410	0	—
Kenneth P. Malvey
Registered investment companies	4	$2,518,178,012	0	—
Other pooled investment vehicles	5	$247,813,619	1	$158,736,560
Other accounts	196	$2,029,931,410	0	—
Terry C. Matlack
Registered investment companies	4	$2,518,178,012	0	—
Other pooled investment vehicles	1	$158,736,560	1	$158,736,560
Other accounts	177	$231,642,018	0	—
David J. Schulte
Registered investment companies	4	$2,518,178,012	0	—
Other pooled investment vehicles	1	$158,736,560	1	$158,736,560
Other accounts	177	$231,642,018	0	—

Material Conflicts of Interest

Conflicts of interest may arise from the fact that the Adviser carries on substantial investment activities for other clients, in which the Registrant has no interest. The Adviser may have financial incentives to favor certain of these accounts over the Registrant. Any of their proprietary accounts or other customer accounts may compete with the Registrant for specific trades. The Adviser may give advice and recommend securities to, or buy or sell securities for, other accounts and customers, which advice or securities recommended may differ from advice given to, or securities recommended or bought or sold for, the Registrant, even though their investment objectives may be the same as, or similar to, the Registrant’s objectives.  When two or more clients advised by the Adviser seek to purchase or sell the same publicly traded securities, the securities actually purchased or sold will be allocated among the clients on a good faith equitable basis by the Adviser in its discretion and in accordance with the client’s various investment objectives and the Adviser’s procedures.  In some cases, this system may adversely affect the price or size of the position the Registrant may obtain or sell. In other cases, the Registrant’s ability to participate in volume transactions may produce better execution for it.

The Registrant, TYN, TYY, TTO, TYG, TGO and TPZ have the same investment adviser, rely on some of the same personnel and will use the same portfolio managers.  To the extent certain energy infrastructure company securities meet the Registrant’s investment objective and the objectives of other investment companies or accounts managed by the Adviser, the Registrant may compete with such companies or accounts for the same investment opportunities.

Situations may occur when the Registrant could be disadvantaged because of the investment activities conducted by the Adviser and its affiliates for its other accounts. Such situations may be based on, among other things, the following: (1) legal or internal restrictions on the combined size of positions that may be taken for the Registrant or the other accounts, thereby limiting the size of the Registrant’s position; (2) the difficulty of liquidating an investment for the Registrant or the other accounts where the market cannot absorb the sale of the combined position; or (3) limits on co-investing in private placement securities under the Investment Company Act of 1940.

Under the Investment Company Act of 1940, the Registrant and its affiliated companies are generally precluded from co-investing in negotiated private placements of securities.  Except as permitted by law, the Registrant will not co-invest with its affiliates in negotiated private placement transactions and the Adviser will not co-invest its other clients’ assets in negotiated private transactions in which the Registrant invests.  To the extent the Registrant is precluded from co-investing, the Adviser will observe a policy for allocating opportunities among its clients that takes into account the amount each client has available for investment and the client’s investment objectives.  As a result of the foregoing, the Registrant may not be able to invest as much as it otherwise would in certain investments or may not be able to liquidate a position as quickly.

To the extent that the Adviser sources and contemplates investment, invests or structures private investments in master limited partnerships (“MLPs”), certain employees of the Adviser may become aware of actions planned by MLPs, such as acquisitions, that may not be announced to the public.  It is possible that the Registrant could be precluded from investing in or selling securities of an MLP about which the Adviser has material, non-public information; however, it is the Adviser’s intention to ensure that any material, non-public information available to certain employees of the Adviser is not shared with the employees responsible for the purchase and sale of publicly traded MLP securities.  The Registrant’s investment opportunities also may be limited by affiliations of the Adviser or its affiliates with energy infrastructure companies.

The Adviser and its principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on the Registrant’s behalf.  As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees, and affiliates of the Adviser that are the same as, different from, or made at a different time than positions taken for the Registrant.  Further, the Adviser may at some time in the future, manage other investment funds with the same investment objective as the Registrant’s.
Compensation

None of Messrs. Birzer, Hamel, Malvey, Matlack or Schulte receives any direct compensation from the Registrant or any other of the managed accounts reflected in the table above. All such accounts are managed by the Adviser or Fountain Capital. Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are full-time employees of the Adviser and receive a fixed salary for the services they provide. Each of Messrs. Birzer, Hamel, Malvey, Matlack and Schulte own an equity interest in either KCEP or FCM Tortoise, L.L.C., the two entities that control the Adviser, and each thus benefits from increases in the net income of the Adviser.

Securities Owned in the Registrant by Portfolio Managers

The following table provides information about the dollar range of equity securities in the Registrant beneficially owned by each of the portfolio managers as of December 31, 2007:

               Aggregate Dollar Range of
Portfolio Manager                                             Holdings in the Registrant

H. Kevin Birzer                                                 $10,001-$50,000
Zachary A. Hamel                                                None
Kenneth P. Malvey                                              None
Terry C. Matlack                                              $10,001-$50,000
David J. Schulte                                             $1-$10,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 7/1/07-7/31/07	0	0	0	0
Month #2 8/1/07-8/31/07	0	0	0	0
Month #3 9/1/07-9/30/07	0	0	0	0
Month #4 10/1/07-10/31/07	0	0	0	0
Month #5 11/1/07-11/30/07	0	0	0	0
Month #6 12/1/07-12/31/07	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit.  Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  None.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Total Return Fund, LLC

Date: March 7, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Tortoise Total Return Fund, LLC

Date: March 7, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Total Return Fund, LLC

Date: March 7, 2008	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer